Annual Fund Operating Expenses (Vanguard Windsor Fund)	18 Months Ended
Apr. 30, 2012
Vanguard Windsor Fund - Investor Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.38%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.41% [1]
Vanguard Windsor Fund - Admiral Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.29%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.31%

[1]	The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.